SCHEDULE OF MINIMUM LEASE PAYMENTS (Details) - USD ($)	Dec. 31, 2024	Sep. 20, 2024	Jan. 31, 2024	Dec. 31, 2023	Sep. 05, 2019	Sep. 13, 2017
Right To Use Assets And Lease Liability
2025	$ 53,944		$ 7,284		$ 42,000	$ 39,200
2026	13,143		7,284		$ 44,800	$ 42,000
2027	7,920
2028	8,712
2029	17,424
Total lease payments	101,143
Less: amount representing interest	(13,669)
Total lease obligations	87,474	$ 39,489	$ 30,084	$ 96,157
Less: current portion of operating lease liability	(46,948)			(41,789)
Long-term portion operating lease liability	$ 40,526			$ 54,368